Eaton Vance

Georgia Municipal Income Fund

November 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 94.9%

Security	Principal Amount (000’s omitted)	Value
Education — 8.1%
Cobb County Development Authority, (TUFF Cobb Research Campus - Georgia Tech Research Corp.), 4.00%, 9/1/34	$1,000	$1,207,610
Fulton County Development Authority, (Georgia Tech Facilities, Inc.), 5.00%, 6/15/36	425	543,031
Fulton County Development Authority, (Georgia Tech Facilities, Inc.), 5.00%, 6/15/37	520	662,438
Georgia Private Colleges and Universities Authority, (Emory University), 0.53%, (SIFMA + 0.42%), 8/16/22 (Put Date), 10/1/39(1)	2,000	1,998,580
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 10/1/31	245	301,103
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/37	1,000	1,303,270
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 10/1/38	1,000	1,207,300
Unified Government of Athens-Clarke County Development Authority, (UGAREF Central Precinct, LLC), 5.00%, 6/15/31	1,200	1,446,888

		$8,670,220

Electric Utilities — 3.4%
Burke County Development Authority, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	$1,000	$1,085,940
Dalton, Combined Utilities Revenue, 4.00%, 3/1/36(2)	475	564,557
Dalton, Combined Utilities Revenue, 4.00%, 3/1/37(2)	1,000	1,184,400
Georgia Municipal Gas Authority, (Gas Portfolio III), 5.00%, 10/1/27	750	812,400

		$3,647,297

Escrowed/Prerefunded — 6.5%
Atlanta, Water and Wastewater Revenue, Prerefunded to 11/1/23, 5.25%, 11/1/30	$1,000	$1,145,700
Columbus, Water and Sewerage Revenue, Prerefunded to 5/1/24, 5.00%, 5/1/33	500	581,055
Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	675	843,115
Fulton County Development Authority, (Georgia Tech Foundation Campus Recreation Center Project), Prerefunded to 11/1/21, 5.00%, 11/1/30	750	782,640
Fulton County Development Authority, (Georgia Tech Foundation Technology Square Project), Prerefunded to 5/1/22, 5.00%, 11/1/30	750	801,023
Jefferson City School District, Prerefunded to 2/1/21, 5.25%, 2/1/33	1,500	1,512,525
Sandy Springs Public Facilities Authority, (City Center Project), Prerefunded to 5/1/26, 5.00%, 5/1/35	1,000	1,254,040

		$6,920,098

General Obligations — 21.4%
Bleckley County School District, 5.00%, 10/1/42	$1,000	$1,324,170
Bryan County School District, 4.00%, 8/1/33	500	580,675
Bryan County School District, 4.00%, 8/1/34	435	504,348
Cherokee County School System, 5.00%, 2/1/29	1,000	1,190,050

Security	Principal Amount (000’s omitted)	Value
Cherokee County School System, 5.00%, 2/1/33	$500	$673,130
Columbia County, 5.00%, 1/1/28	1,000	1,271,940
DeKalb County, (Special Transportation, Parks and Greenspace and Libraries Tax District), 5.00%, 12/1/27	1,000	1,259,420
Forsyth County Public Facilities Authority, (Forsyth County School District), 4.00%, 2/1/31	290	337,209
Forsyth County School District, 5.00%, 2/1/32	1,000	1,291,950
Forsyth County School District, 5.00%, 2/1/37	500	636,090
Fulton County, 5.00%, 7/1/31	1,000	1,260,960
Gainesville School District, 4.00%, 11/1/37	1,000	1,254,200
Georgia, 4.00%, 7/1/35	1,000	1,212,460
Georgia, 5.00%, 2/1/28	1,500	1,789,545
Gilmer County School District, 5.00%, 12/1/25	400	495,200
Hall County School District, 4.00%, 2/1/38	1,000	1,259,230
Harris County School District, 4.00%, 3/1/33	275	345,623
Heard County Public Facilities Authority, (Heard County School District), 4.00%, 3/1/30	575	701,672
Jackson County School District, 5.00%, 3/1/30	1,000	1,332,840
Jackson County School District, 5.00%, 3/1/32	1,000	1,319,960
Lumpkin County School District, 4.00%, 12/1/35	1,000	1,242,480
Valdosta School System, 5.00%, 2/1/28	1,000	1,225,760
Worth County School District, 5.00%, 12/1/37	235	290,213

		$22,799,125

Hospital — 17.0%
Augusta Development Authority, (AU Health System, Inc.), 5.00%, 7/1/25	$295	$337,698
Augusta Development Authority, (AU Health System, Inc.), 5.00%, 7/1/29	560	670,544
Brookhaven Development Authority, (Children’s Healthcare of Atlanta), 5.00%, 7/1/39	500	634,985
Carroll City-County Hospital Authority, (Tanner Medical Center, Inc.), 3.00%, 7/1/38	500	541,680
Carroll City-County Hospital Authority, (Tanner Medical Center, Inc.), 4.00%, 7/1/37	500	602,175
Carroll City-County Hospital Authority, (Tanner Medical Center, Inc.), 5.00%, 7/1/29	500	611,085
Cedartown Polk County Hospital Authority, (Polk Medical Center), 5.00%, 7/1/39	850	964,886
Cobb County Kennestone Hospital Authority, (WellStar Health System, Inc.), 5.00%, 4/1/36	500	606,685
Dalton-Whitfield County Joint Development Authority, (Hamilton Health Care System), 4.00%, 8/15/34	400	460,924
DeKalb Private Hospital Authority, (Children’s Healthcare of Atlanta), 4.00%, 7/1/39	1,865	2,208,160
Fulton County Development Authority, (Piedmont Healthcare, Inc.), 5.00%, 7/1/32	1,500	1,808,115
Fulton County Development Authority, (WellStar Health System, Inc.), 5.00%, 4/1/37	1,250	1,513,050
Gainesville and Hall County Hospital Authority, (Northeast Georgia Health System, Inc.), 4.00%, 2/15/37	1,500	1,755,390
Gainesville and Hall County Hospital Authority, (Northeast Georgia Health System, Inc.), 5.00%, 2/15/37	1,000	1,196,850
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), 4.00%, 8/1/37	250	284,435
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), 4.00%, 8/1/38	500	567,205
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), 5.00%, 8/1/28	650	756,529
Richmond County Hospital Authority, (University Health Services, Inc.), 5.00%, 1/1/31	1,260	1,501,025
Savannah Hospital Authority, (St. Joseph’s/Candler Health System, Inc.), 4.00%, 7/1/43	500	557,105
Savannah Hospital Authority, (St. Joseph’s/Candler Health System, Inc.), 5.50%, 7/1/30	500	551,375

		$18,129,901

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 4.3%
Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter & Gamble), (AMT), 5.20%, 5/15/28	$2,000	$2,521,720
Monroe County Development Authority, (Georgia Power Co.), 2.25%, 7/1/25	1,000	1,030,870
Monroe County Development Authority, (Oglethorpe Power Corp.), 1.50% to 2/3/25 (Put Date), 1/1/39	500	507,435
Rockdale County Development Authority, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(3)	500	544,995

		$4,605,020

Insured-Education — 1.1%
Savannah Economic Development Authority, (SSU Community Development I, LLC), (AGM), 5.25%, 6/15/27	$1,125	$1,129,320

		$1,129,320

Insured-Electric Utilities — 4.7%
Griffin, Combined Public Utility Revenue, (AGM), 5.00%, 1/1/28	$1,000	$1,094,950
Monroe, Combined Utility Revenue, (AGM), 4.00%, 12/1/36	600	739,386
Newnan, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,188,241
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	980	1,034,949
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	550	584,661
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	300	318,960

		$4,961,147

Insured-General Obligations — 1.6%
Coweta County, Water and Sewerage Authority, (AGM), 5.00%, 6/1/26	$1,135	$1,417,377
Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/24	295	303,413

		$1,720,790

Insured-Lease Revenue/Certificates of Participation — 2.3%
East Point Building Authority, (Water and Sewer Project), (AGM), 5.00%, 2/1/35	$695	$843,862
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	1,428	1,618,909

		$2,462,771

Insured-Special Tax Revenue — 0.7%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$160	$116,243
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	545	606,335

		$722,578

Insured-Transportation — 0.1%
Puerto Rico Highway and Transportation Authority, (NPFG), 4.625%, 7/1/23	$100	$101,490

		$101,490

Insured-Water and Sewer — 3.5%
Buford, Combined Utility System Revenue, (AGM), 4.00%, 7/1/37	$500	$593,575
DeKalb County, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	1,999,807
Etowah Water and Sewer Authority, (BAM), 4.00%, 3/1/35	500	586,935
Henry County Water and Sewerage Authority, (NPFG), 5.25%, 2/1/25	500	601,335

		$3,781,652

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 5.7%
Atlanta & Fulton County Recreation Authority, (Zoo Atlanta Parking Facility), 5.00%, 12/1/36	$1,000	$1,255,050
Downtown Savannah Authority, 4.00%, 8/1/25	2,495	2,925,612
Downtown Savannah Authority, (Chatham County Judicial Complex), 5.00%, 6/1/31	1,000	1,235,740
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/37	500	622,340

		$6,038,742

Senior Living/Life Care — 0.9%
Gainesville and Hall County Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/33	$500	$580,735
Savannah Economic Development Authority, (Marshes of Skidaway Island), 6.00%, 1/1/24	345	361,325

		$942,060

Special Tax Revenue — 4.1%
Atlanta Development Authority, (New Downtown Atlanta Stadium), 5.00%, 7/1/29	$750	$840,743
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue, 5.00%, 7/1/42	1,000	1,186,510
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue, 5.00%, 7/1/43	1,000	1,208,000
Unified Government of Athens-Clarke County Development Authority, (Economic Development Projects), 5.00%, 6/1/32	1,080	1,151,982

		$4,387,235

Transportation — 2.7%
Atlanta, Airport Revenue, 5.00%, 1/1/31	$1,000	$1,123,470
Atlanta, Airport Revenue, (AMT), 4.00%, 7/1/39	600	691,752
Georgia State Road and Tollway Authority, 5.00%, 6/1/29	835	1,044,652

		$2,859,874

Water and Sewer — 6.8%
Atlanta, Water and Wastewater Revenue, 5.00%, 11/1/29	$1,000	$1,294,150
Cobb County-Marietta Water Authority, 5.00%, 11/1/28	375	456,049
Columbus, Water and Sewerage Revenue, 5.00%, 5/1/36	250	301,357
Forsyth County Water and Sewerage Authority, 5.00%, 4/1/27	1,100	1,272,535
Fulton County, Water and Sewerage Revenue, 3.00%, 1/1/37	1,000	1,132,040
Fulton County, Water and Sewerage Revenue, 5.00%, 1/1/33	1,500	1,628,880
Unified Government of Athens-Clarke County, Water and Sewerage Revenue, 5.00%, 1/1/29	1,000	1,172,460

		$7,257,471

Total Tax-Exempt Investments — 94.9% (identified cost $93,929,428)		$101,136,791

Other Assets, Less Liabilities — 5.1%		$5,386,018

Net Assets — 100.0%		$106,522,809

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2020, 14.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 7.7% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at November 30, 2020.

(2)	When-issued security.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2020, the aggregate value of these securities is $544,995 or 0.5% of the Fund’s net assets.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guarantee Corp.

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

The Fund did not have any open derivative instruments at November 30, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$101,136,791	$—	$101,136,791
Total Investments	$—	$101,136,791	$—	$101,136,791

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.